SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Consolidating Statement of Cash Flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Cash generated from (used by) operations	$ 1,828	$ 1,102	$ 931
Net movement in intergroup receivables and payables	0	0	0
Dividends received from joint ventures	148	77	91
Taxation refund	0	7	5
Taxation paid	(431)	(228)	(171)
Net cash inflow (outflow) from operating activities from continuing operations	1,545	958	856
Net cash inflow (outflow) from operating activities from discontinued operations	109	89	1
Net cash inflow (outflow) from operating activities	1,654	1,047	857
Cash flows from investing activities
Capital expenditure	(701)	(703)	(575)
Interest capitalised and paid	(17)	(6)	0
Acquisition of intangible assets	(1)	0	0
Proceeds from disposal of tangible assets	3	3	10
Dividends from other investments	9	0	2
Other investments acquired	(8)	(9)	(13)
Proceeds from disposal of other investments	9	3	7
Proceeds from disposal of joint ventures	26	0	0
Investments in associates and joint ventures	0	(5)	(8)
Net loans repaid by (advanced to) associates and joint ventures	12	20	17
Disposal (acquisition) of subsidiaries and recognition of joint operation	2	0	0
Proceeds from disposal of discontinued assets and subsidiaries	200	0	0
Decrease (increase) in cash restricted for use	(9)	0	(6)
Interest received	27	14	5
Net cash inflow (outflow) from investing activities from continuing operations	(448)	(683)	(561)
Net cash inflow (outflow) from investing activities from discontinued operations	(31)	(54)	226
Cash in subsidiaries sold and transferred to held for sale	3	(6)	0
Net cash inflow (outflow) from investing activities	(476)	(743)	(335)
Cash flows from financing activities
Increase in share capital	0	0
Proceeds from borrowings	2,226	168	753
Repayment of borrowings	(2,357)	(165)	(967)
Finance costs paid	(118)	(137)	(130)
Other borrowing costs	(33)	0	(10)
Dividends paid	(47)	(43)	(39)
Intergroup dividends received (paid)	0	0	0
Net cash inflow (outflow) from financing activities from continuing operations	(329)	(177)	(393)
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	(329)	(177)	(393)
Net increase (decrease) in cash and cash equivalents	849	127	129
Translation	25	0	(5)
Cash and cash equivalents at beginning of year	456	329	205
Cash and cash equivalents at end of year	1,330	456	329
Consolidation adjustments
Cash flows from operating activities
Cash generated from (used by) operations	(2)	4	8
Net movement in intergroup receivables and payables	(2)	(7)	12
Dividends received from joint ventures	0	0	0
Taxation refund		0	0
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities from continuing operations	(4)	(3)	20
Net cash inflow (outflow) from operating activities from discontinued operations	0	0	0
Net cash inflow (outflow) from operating activities	(4)	(3)	20
Cash flows from investing activities
Capital expenditure	0	0	0
Interest capitalised and paid	(17)	(6)
Acquisition of intangible assets	0
Proceeds from disposal of tangible assets	0	0	6
Dividends from other investments	0		0
Other investments acquired	0	0	0
Proceeds from disposal of other investments	0	0	0
Proceeds from disposal of joint ventures	0
Investments in associates and joint ventures		0	0
Net loans repaid by (advanced to) associates and joint ventures	0	0	0
Disposal (acquisition) of subsidiaries and recognition of joint operation	10	0	0
Proceeds from disposal of discontinued assets and subsidiaries	(5)
Decrease (increase) in cash restricted for use	0		(1)
Interest received	0	0	0
Net cash inflow (outflow) from investing activities from continuing operations	(12)	10	5
Net cash inflow (outflow) from investing activities from discontinued operations	0	0	0
Cash in subsidiaries sold and transferred to held for sale	0	0
Net cash inflow (outflow) from investing activities	(12)	10	5
Cash flows from financing activities
Increase in share capital	(10)	(16)
Proceeds from borrowings	0	0	0
Repayment of borrowings	0	0	0
Finance costs paid	17	6	0
Other borrowing costs	0		0
Dividends paid	0	0	0
Intergroup dividends received (paid)	0	0	1
Net cash inflow (outflow) from financing activities from continuing operations	7	(10)	1
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	7	(10)	1
Net increase (decrease) in cash and cash equivalents	(9)	(3)	26
Translation	9	3	(26)
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
AngloGold Ashanti (the “Guarantor”)
Cash flows from operating activities
Cash generated from (used by) operations	(100)	(59)	(93)
Net movement in intergroup receivables and payables	29	35	73
Dividends received from joint ventures	0	0	0
Taxation refund		0	0
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities from continuing operations	(71)	(24)	(20)
Net cash inflow (outflow) from operating activities from discontinued operations	74	58	(27)
Net cash inflow (outflow) from operating activities	3	34	(47)
Cash flows from investing activities
Capital expenditure	0	0	0
Interest capitalised and paid	0	0
Acquisition of intangible assets	(1)
Proceeds from disposal of tangible assets	1	0	0
Dividends from other investments	9		2
Other investments acquired	0	0	0
Proceeds from disposal of other investments	0	0	0
Proceeds from disposal of joint ventures	0
Investments in associates and joint ventures		0	0
Net loans repaid by (advanced to) associates and joint ventures	10	17	9
Disposal (acquisition) of subsidiaries and recognition of joint operation	(10)	0	0
Proceeds from disposal of discontinued assets and subsidiaries	205
Decrease (increase) in cash restricted for use	1		0
Interest received	3	3	0
Net cash inflow (outflow) from investing activities from continuing operations	218	4	11
Net cash inflow (outflow) from investing activities from discontinued operations	(24)	(46)	207
Cash in subsidiaries sold and transferred to held for sale	0	0
Net cash inflow (outflow) from investing activities	194	(42)	218
Cash flows from financing activities
Increase in share capital	0	0
Proceeds from borrowings	133	130	407
Repayment of borrowings	(193)	(124)	(570)
Finance costs paid	(7)	(10)	(12)
Other borrowing costs	0		0
Dividends paid	(38)	(28)	(24)
Intergroup dividends received (paid)	52	44	25
Net cash inflow (outflow) from financing activities from continuing operations	(53)	12	(174)
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	(53)	12	(174)
Net increase (decrease) in cash and cash equivalents	144	4	(3)
Translation	20	1	(1)
Cash and cash equivalents at beginning of year	12	7	11
Cash and cash equivalents at end of year	176	12	7
IOMco (the “Issuer”)
Cash flows from operating activities
Cash generated from (used by) operations	(18)	(8)	(18)
Net movement in intergroup receivables and payables	(218)	(205)	(215)
Dividends received from joint ventures	148	77	91
Taxation refund		0	0
Taxation paid	0	0	0
Net cash inflow (outflow) from operating activities from continuing operations	(88)	(136)	(142)
Net cash inflow (outflow) from operating activities from discontinued operations	0	0	0
Net cash inflow (outflow) from operating activities	(88)	(136)	(142)
Cash flows from investing activities
Capital expenditure	0	0	0
Interest capitalised and paid	0	0
Acquisition of intangible assets	0
Proceeds from disposal of tangible assets	0	0	0
Dividends from other investments	0		0
Other investments acquired	0	0	0
Proceeds from disposal of other investments	9	0	0
Proceeds from disposal of joint ventures	26
Investments in associates and joint ventures		0	0
Net loans repaid by (advanced to) associates and joint ventures	2	4	10
Disposal (acquisition) of subsidiaries and recognition of joint operation	(8)	(8)	(7)
Proceeds from disposal of discontinued assets and subsidiaries	0
Decrease (increase) in cash restricted for use	0		1
Interest received	8	5	1
Net cash inflow (outflow) from investing activities from continuing operations	37	1	5
Net cash inflow (outflow) from investing activities from discontinued operations	0	0	0
Cash in subsidiaries sold and transferred to held for sale	0	0
Net cash inflow (outflow) from investing activities	37	1	5
Cash flows from financing activities
Increase in share capital	0	0
Proceeds from borrowings	2,050	0	45
Repayment of borrowings	(2,050)	0	(80)
Finance costs paid	(98)	(102)	(102)
Other borrowing costs	(33)		(10)
Dividends paid	0	0	0
Intergroup dividends received (paid)	652	242	360
Net cash inflow (outflow) from financing activities from continuing operations	521	140	213
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	521	140	213
Net increase (decrease) in cash and cash equivalents	470	5	76
Translation	0	0	0
Cash and cash equivalents at beginning of year	102	97	21
Cash and cash equivalents at end of year	572	102	97
Other subsidiaries (the “Non-Guarantor Subsidiaries”)
Cash flows from operating activities
Cash generated from (used by) operations	1,948	1,165	1,034
Net movement in intergroup receivables and payables	191	177	130
Dividends received from joint ventures	0	0	0
Taxation refund		7	5
Taxation paid	(431)	(228)	(171)
Net cash inflow (outflow) from operating activities from continuing operations	1,708	1,121	998
Net cash inflow (outflow) from operating activities from discontinued operations	35	31	28
Net cash inflow (outflow) from operating activities	1,743	1,152	1,026
Cash flows from investing activities
Capital expenditure	(701)	(703)	(575)
Interest capitalised and paid	0	0
Acquisition of intangible assets	0
Proceeds from disposal of tangible assets	2	3	4
Dividends from other investments	0		0
Other investments acquired	(8)	(9)	(13)
Proceeds from disposal of other investments	0	3	7
Proceeds from disposal of joint ventures	0
Investments in associates and joint ventures		(5)	(8)
Net loans repaid by (advanced to) associates and joint ventures	0	(1)	(2)
Disposal (acquisition) of subsidiaries and recognition of joint operation	10	8	7
Proceeds from disposal of discontinued assets and subsidiaries	0
Decrease (increase) in cash restricted for use	(10)		(6)
Interest received	16	6	4
Net cash inflow (outflow) from investing activities from continuing operations	(691)	(698)	(582)
Net cash inflow (outflow) from investing activities from discontinued operations	(7)	(8)	19
Cash in subsidiaries sold and transferred to held for sale	3	(6)
Net cash inflow (outflow) from investing activities	(695)	(712)	(563)
Cash flows from financing activities
Increase in share capital	10	16
Proceeds from borrowings	43	38	301
Repayment of borrowings	(114)	(41)	(317)
Finance costs paid	(30)	(31)	(16)
Other borrowing costs	0		0
Dividends paid	(9)	(15)	(15)
Intergroup dividends received (paid)	(704)	(286)	(386)
Net cash inflow (outflow) from financing activities from continuing operations	(804)	(319)	(433)
Net cash inflow (outflow) from financing activities from discontinued operations	0	0	0
Net cash inflow (outflow) from financing activities	(804)	(319)	(433)
Net increase (decrease) in cash and cash equivalents	244	121	30
Translation	(4)	(4)	22
Cash and cash equivalents at beginning of year	342	225	173
Cash and cash equivalents at end of year	$ 582	$ 342	$ 225